SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cash and Cash Equivalents (FY) (Details)	Dec. 31, 2020 USD ($)
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0